Investments in Associates and Joint Ventures - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Time Period One [Member] | Daegu Green Power Co., Ltd.
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	5 years
Time Period Two [Member] | Daegu Green Power Co., Ltd.
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	10 years
Time Period Three [Member] | Daegu Green Power Co., Ltd.
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	13 years
Korea Gas Corporation
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Post tax discount rate	4.90%	4.60%
Gemeng International Energy Co., Ltd. | Woori Spot PEF [Member]
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Put options as a percentage of shares	8.00%
Operating fees percentage	1.00%
Maturity date of the put options	Dec. 25, 2023